Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Summary of Segment Results

The segment results are practically restated for the years ended December 31, 2015, 2016 for the change in reporting segments in 2016.

	For the years ended December 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	US$
Hosting and related services
Revenues	2,369,223	2,668,655	2,975,178	457,276
Cost	(1,758,756)	(1,936,658)	(2,130,279)	(327,418)

Gross profit	610,467	731,997	844,899	129,858
Operating income (expense)
Operating income	8,569	6,783	5,439	836
Sales and marketing expenses	(171,862)	(144,335)	(171,761)	(26,399)
Research and development expenses	(87,188)	(87,227)	(97,597)	(15,000)
General and administrative expenses	(387,071)	(404,181)	(417,154)	(64,115)
Allowance for doubtful debt	(12,834)	(78,330)	(6,257)	(962)
Changes in the fair value of contingent purchase consideration payables	(24,739)	19,394	(937)	(144)

Operating (loss) profit	(64,658)	44,101	156,632	24,074
Managed network services
Revenues	1,265,149	973,119	417,527	64,173
Cost	(1,021,858)	(992,980)	(504,016)	(77,466)

Gross profit (loss)	243,291	(19,861)	(86,489)	(13,293)
Operating income (expense)
Sales and marketing expenses	(187,598)	(208,591)	(84,921)	(13,052)
Research and development expenses	(55,647)	(62,110)	(51,546)	(7,923)
General and administrative expenses	(181,670)	(235,467)	(102,796)	(15,800)
Allowance for doubtful debt	(19,365)	(39,234)	(31,170)	(4,790)
Changes in the fair value of contingent purchase consideration payables	(18,586)	73,913	—	—
Impairment of goodwill	—	—	(766,440)	(117,800)
Impairment of long-lived assets	—	(392,947)	(401,808)	(61,757)

Operating loss	(219,575)	(884,297)	(1,525,170)	(234,415)

Group consolidated revenue	3,634,372	3,641,774	3,392,705	521,449
Group consolidated operating loss	(284,233)	(840,196)	(1,368,538)	(210,341)